JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(All Shares)
(each, a series of JPMorgan Trust I)

Supplement dated July 2, 2008
to the Prospectuses dated November 1, 2007

Portfolio Managers Changes. The following paragraph replaces the first paragraph in “The Fund Managers” sub-section in the “Management of the Funds” section for JPMorgan SmartRetirement Funds:

The Funds are managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Funds are Jeffery A. Geller, Anne Lester, Pat Jakobson, and Michael Schoenhaut. In their capacity as portfolio managers, Mr. Geller, Ms. Lester, Mr. Jakobson, and Mr. Schoenhaut and the team of analysts manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund, which is comprised of the underlying equity and fixed income strategies. Mr. Geller, Managing Director, is Chief Investment Officer (CIO) for the Americas of GMAG and has investment oversight responsibility for the Funds. Before joining JPMIM in 2006, he was director of Hedge Fund Investments at Russell Investment Group, where he served as chairman of Russell’s hedge fund investment committee. Ms. Lester, Managing Director, has been an employee of GMAG since 2000 and a portfolio manager of the Funds since their inception in 2005. Mr. Jakobson, Managing Director, joined JPMIM in 1987 and has been a portfolio manager of the Funds since their inception. Mr. Schoenhaut, Vice President and a CFA charterholder, has been an employee of JPMIM since 1997 and a portfolio manager of the Funds since their inception.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-SR-708

JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement 2015 Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
(each, a series of JPMorgan Trust I)

Supplement dated July 2, 2008
to the Statement of Additional Information dated November 1, 2007

The following sections are added to the information in the Statement of Additional Information, dated November 1, 2007, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Ownership of Securities”:

Portfolio Managers’ Other Accounts Managed (as of June 22, 2008)

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan SmartRetirement Income Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2010 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2015 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2020 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2025 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2030 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2035 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2040 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2045 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0
JPMorgan SmartRetirement 2050 Fund
Jeffery A. Geller	1	$19.91	1	$100	0	$0

SUP-SAI-SR-708

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan SmartRetirement Income Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2010 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2015 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2020 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2025 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2030 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2035 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2040 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2045 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0
JPMorgan SmartRetirement 2050 Fund
Jeffery A. Geller	0	$0	1	$100	0	$0

Portfolio Managers — Ownership of Securities (as of June 22, 2008)

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
JPMorgan SmartRetirement Income Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2010 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2015 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2020 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2025 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2030 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2035 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2040 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2045 Fund
Jeffery A. Geller	X
JPMorgan SmartRetirement 2050 Fund
Jeffery A. Geller	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE